Schedule of potential ordinary shares were excluded from the calculation of diluted net loss per share (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential ordinary shares excluded	17,619,400	2,993,680
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential ordinary shares excluded	2,672,083	2,771,458
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential ordinary shares excluded	9,034,892	222,222
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential ordinary shares excluded	5,912,425